Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2025
Hedge Accounting [Abstract]
Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item

	12/31/2025			12/31/2024
	Hedge instruments		Hedged item	Hedge instruments		Hedged item
	Notional amount	Fair value adjustment	Gross book value	Notional amount	Fair value adjustment	Gross book value
Cash flow hedge	240,699	(112)	240,803	236,045	(91)	242,931
Hedge of assets transactions	2,609	-	2,590	1,966	(10)	2,420
Hedge of asset-backed securities under repurchase agreements	14,039	-	14,459	63,261	(123)	66,795
Hedge of assets denominated in Chilean unit of account	83,462	(126)	83,462	39,894	(159)	39,842
Hedge of loan operations	20,950	78	20,950	10,910	54	10,955
Hedge of deposits and repurchase agreements	85,676	-	85,403	107,677	76	110,405
Hedge of funding	32,753	(63)	32,753	10,900	82	10,908
Hedge of highly probable forecast transactions (1)	1,210	(1)	1,186	1,437	(11)	1,606
Hedge of net investment in foreign operations	29,033	41	27,551	19,363	4,572	23,701
Hedge of net investment in foreign operations	29,033	41	27,551	19,363	4,572	23,701
Fair value hedge	144,699	(1,297)	144,448	101,443	837	101,020
Hedge of securities at amortized cost	55,573	(1,410)	55,761	2,186	(49)	2,186
Hedge of securities at fair value through other comprehensive income	15,422	86	15,070	36,557	847	36,341
Hedge of loan operations	34,599	71	34,599	37,116	333	37,116
Hedge of funding	39,075	(44)	38,990	25,287	(294)	25,287
Hedge of firm commitments (1)	30	-	28	297	-	90
Total	414,431	(1,368)	412,802	356,851	5,318	367,652
1) Refer to amounts designated to registered hedge items Off-balance sheet.

Schedule of Breakdown by Maturity of Hedging Strategies

	12/31/2025
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Cash flow hedge	151,954	40,224	17,515	11,116	13,883	6,007	-	240,699
Hedge of assets transactions	-	-	2,068	-	541	-	-	2,609
Hedge of asset-backed securities under repurchase agreements	-	-	8,132	5,907	-	-	-	14,039
Hedge assets denominated in Chilean unit of account	73,095	10,367	-	-	-	-	-	83,462
Hedge of loan operations	11,276	2,029	804	1,647	5,194	-	-	20,950
Hedge of deposits and repurchase agreements	51,197	20,191	3,579	2,835	2,032	5,842	-	85,676
Hedge of funding	15,176	7,637	2,932	727	6,116	165	-	32,753
Hedge of highly probable forecast transactions (1)	1,210	-	-	-	-	-	-	1,210
Hedge of net investment in foreign operations	29,033	-	-	-	-	-	-	29,033
Hedge of net investment in foreign operations (2)	29,033	-	-	-	-	-	-	29,033
Fair value hedge	55,652	24,255	25,370	12,385	7,832	15,579	3,626	144,699
Hedge of securities at amortized cost	8,937	7,939	14,342	4,766	3,906	13,668	2,015	55,573
Hedge of securities at fair value through other comprehensive income	11,438	130	1,390	98	728	688	950	15,422
Hedge of loan operations	13,600	7,890	5,988	4,507	1,411	882	321	34,599
Hedge of funding	21,647	8,296	3,650	3,014	1,787	341	340	39,075
Hedge of firm commitments (1)	30	-	-	-	-	-	-	30
Total	236,639	64,479	42,885	23,501	21,715	21,586	3,626	414,431

	12/31/2024
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Cash flow hedge	125,198	68,069	28,155	8,754	4,980	889	-	236,045
Hedge of assets transactions	-	-	1,247	719	-	-	-	1,966
Hedge of asset-backed securities under repurchase agreements	22,629	15,489	17,016	5,170	2,957	-	-	63,261
Hedge assets denominated in Chilean unit of account	16,801	23,093	-	-	-	-	-	39,894
Hedge of loan operations	7,310	1,148	746	1,272	434	-	-	10,910
Hedge of deposits and repurchase agreements	67,617	27,835	9,146	1,467	1,174	438	-	107,677
Hedge of funding	9,404	504	-	126	415	451	-	10,900
Hedge of highly probable forecast transactions (1)	1,437	-	-	-	-	-	-	1,437
Hedge of net investment in foreign operations	19,363	-	-	-	-	-	-	19,363
Hedge of net investment in foreign operations (2)	19,363	-	-	-	-	-	-	19,363
Fair value hedge	33,722	24,659	10,366	10,274	9,987	10,226	2,209	101,443
Hedge of securities at amortized cost	1,091	1,095	-	-	-	-	-	2,186
Hedge of securities at fair value through other comprehensive income	11,165	7,544	3,741	4,384	2,965	5,251	1,507	36,557
Hedge of loan operations	8,227	12,446	6,090	4,334	4,092	1,647	280	37,116
Hedge of funding	12,942	3,574	535	1,556	2,930	3,328	422	25,287
Hedge of firm commitments (1)	297	-	-	-	-	-	-	297
Total	178,283	92,728	38,521	19,028	14,967	11,115	2,209	356,851
1) Refer to amounts designated to registered hedge items Off-Balance sheet.
2) Classified as current, since instruments are frequently renewed.

Schedule of Hedge Accounting

Strategies	Heading	12/31/2025
		Hedged item		Hedge instrument
		Book value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Notional Amount	Variation in fair value used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of assets transactions	Loan and lease operations and Securities	2,590	-	9	(5)	2,609	9
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	14,459	-	(186)	(875)	14,039	(187)
Hedge of assets denominated in Chilean unit of account	Securities	83,462	-	57	56	83,462	57
Hedge of loan operations	Loan and lease operations	20,950	-	54	106	20,950	55
Hedge of deposits and repurchase agreements	Securities sold under agreements to resell and Deposits	-	85,403	(273)	(8)	85,676	(273)
Hedge of funding	Deposits	-	30,935	(41)	(65)	30,935	(41)
Foreign exchange risk
Hedge of funding	Deposits	-	1,818	28	28	1,818	28
Hedge of highly probable forecast transactions (1)		200	986	20	205	1,210	20
Total		121,661	119,142	(332)	(558)	240,699	(332)

Strategies	Heading	12/31/2024
		Hedged item		Hedge instrument
		Book Value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Notional Amount	Variation in fair value used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of assets transactions	Loan and lease operations and Securities	2,420	-	(155)	(155)	1,966	(155)
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	66,795	-	(3,428)	(3,429)	63,261	(3,428)
Hedge of assets denominated in Chilean unit of account	Securities	39,842	-	(54)	(54)	39,894	(54)
Hedge of loan operations	Loan and lease operations	10,955	-	44	59	10,910	44
Hedge of deposits and repurchase agreements	Securities sold under agreements to resell and Deposits	-	110,405	2,672	2,672	107,677	2,728
Hedge of funding	Deposits	-	9,732	3	(61)	9,735	3
Foreign exchange risk
Hedge of funding	Deposits	-	1,176	(11)	(11)	1,165	(11)
Hedge of highly probable forecast transactions (1)		-	1,606	(193)	(90)	1,437	(193)
Total		120,012	122,919	(1,122)	(1,069)	236,045	(1,066)
1) Refer to amounts designated to registered hedge items Off-Balance sheet.

Schedule of Net Investment In Foreign Operations

Hedge instruments	12/31/2025
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Futures	102,324	-	-	(450)	(450)	-	(152)
Forward	72,802	-	110	50	50	-	(29)
Swaps	62,545	141	69	21	21	-	18
Foreign exchange risk
Futures	834	-	-	23	23	-	(2)
Forward	2,194	-	74	24	24	-	-
Total	240,699	141	253	(332)	(332)	-	(165)

Hedge instruments	12/31/2024
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Futures	172,904	76	133	(855)	(911)	56	(285)
Forward	33,218	-	132	(45)	(45)	-	-
Swaps	27,321	106	31	38	38	-	(59)
Foreign exchange risk
Futures	1,186	4	-	(181)	(181)	-	(3)
Forward	1,416	34	15	(23)	(23)	-	-
Total	236,045	220	311	(1,066)	(1,122)	56	(347)
1) Values in the heading derivatives.

Strategies	12/31/2025
	Hedged Item		Hedge Instruments
	Book Value		Variation in value recognized in other comprehensive income	Foreign currency conversion reserve	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	27,551	-	(15,392)	(15,392)	29,033	(15,422)
Total	27,551	-	(15,392)	(15,392)	29,033	(15,422)

Strategies	12/31/2024
	Hedged Item		Hedge Instruments
	Book Value		Variation in value recognized in other comprehensive income	Foreign currency conversion reserve	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	23,701	-	(17,404)	(17,404)	19,363	(17,428)
Total	23,701	-	(17,404)	(17,404)	19,363	(17,428)
1) Hedge instruments consider the gross tax position.

Schedule of Hedge Instruments

Hedge instruments	12/31/2025
	Notional amount	Book value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency conversion reserve into income
		Assets	Liabilities
Foreign exchange risk
Future	12,285	-	-	(4,848)	(4,808)	(40)	-
Future / NDF	9,245	84	-	(7,484)	(7,360)	(124)	-
Future / Financial Assets	7,503	-	43	(3,090)	(3,224)	134	-
Total	29,033	84	43	(15,422)	(15,392)	(30)	-

Hedge instruments	12/31/2024
	Notional amount	Book value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency conversion reserve into income
		Assets	Liabilities
Foreign exchange risk
Future	5,234	21	-	(6,093)	(6,053)	(40)	-
Future / NDF	7,933	129	107	(2,640)	(2,610)	(30)	(1)
Future / Financial Assets	6,196	6,490	1,961	(8,695)	(8,741)	46	-
Total	19,363	6,640	2,068	(17,428)	(17,404)	(24)	(1)
1) Values recorded in the heading derivatives.

Schedule of Management Strategy Guidelines

Strategies	12/31/2025
	Hedged item					Hedge instrument
	Book Value (1)		Fair value		Variation in fair value recognized in income	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of securities at amortized cost	55,761	-	55,929	-	168	55,573	(169)
Hedge of securities at fair value through other comprehensive income	15,070	-	15,017	-	(53)	15,422	49
Hedge of loan operations	34,599	-	34,858	-	259	34,599	(264)
Hedge of funding	-	38,990	-	39,191	(201)	39,075	203
Foreign exchange risk
Hedge of firm commitments	-	28	-	38	(10)	30	10
Total	105,430	39,018	105,804	39,229	163	144,699	(171)

Strategies	12/31/2024
	Hedged item						Hedge instrument
	Book Value (1)		Fair value		Variation in fair value recognized in income		Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of securities at amortized cost	2,186	-	2,197	-	11		2,186	(10)
Hedge of securities at fair value through other comprehensive income	36,341	-	36,116	-	(225)		36,557	224
Hedge of loan operations	37,116	-	37,423	-	307		37,116	(304)
Hedge of funding	-	25,287	-	25,088	199		25,287	(199)
Foreign exchange risk
Hedge of firm commitments	-	90	-	112	(22)		297	22
Total	75,643	25,377	75,736	25,200	270	-	101,443	(267)
1) Values recorded in the heading deposits, securities, and loan and lease operations.

Schedule of the Effect of Hedge Accounting on the Financial Position and Performance

Hedge Instruments	12/31/2025
	Notional amount	Book Value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Swaps	102,677	385	1,682	(349)	(11)
Futures	41,992	-	-	168	3
Foreign exchange risk
Futures	30	-	-	10	-
Total	144,699	385	1,682	(171)	(8)

Hedge Instruments	12/31/2024
	Notional amount	Book Value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Swaps	90,201	1,557	737	(328)	8
Futures	10,945	17	-	39	(5)
Foreign exchange risk
Futures	297	-	-	22	-
Total	101,443	1,574	737	(267)	3
1) Values recorded in the heading Derivatives.